Noncontrolling Interests (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2015
Noncontrolling Interest [Line Items]
Payment for repurchase of redeemable noncontrolling interest			$ 277.9
Indura [Member]
Noncontrolling Interest [Line Items]
Minority interest ownership percentage under put option				30.50%
Percentage equity interest purchased	30.50%
Payment for repurchase of redeemable noncontrolling interest	$ 277.9
Sale of Stock, Percentage of Ownership after Transaction		97.80%